DESCRIPTION OF THE BUSINESS (Details) € in Thousands, $ in Millions	1 Months Ended
	Apr. 30, 2022 EUR (€) employee	Apr. 30, 2022 USD ($) employee	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	May 31, 2013 EUR (€)	Jun. 30, 2023 EUR (€)	May 15, 2023 shares	Apr. 13, 2023	Dec. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	May 25, 2022 tranch	Dec. 31, 2021 EUR (€)
Disclosure Of Description Of Business [Line Items]
Initial public offering amount			€ 124,000	$ 144.0	€ 17,700
Shareholders' equity | €						€ 36,632			€ 23,487	€ 22,436		€ 22,845
Percentage of Company's share capital, threshold								5.00%
Proceeds from sales of property, plant and equipment, classified as investing activities, net of transactions costs	€ 40,700	$ 44.5
Number of employees who received employment offer | employee	40	40
Net gain on disposal of property, plant, and equipment	€ 3,000	$ 3.3
Number of positions dismissed | tranch											52
Total number of positions at date of plan | tranch											109
Cell Therapy Manufacturing Facility
Disclosure Of Description Of Business [Line Items]
Gains on disposals of property, plant and equipment	€ 24,300	$ 26.6
Erytech and Pherecydes Merger
Disclosure Of Description Of Business [Line Items]
Shares received for every four shares (in shares)							15
Shares issued in relation to shares owned (in shares)							4
Shares contributed (in shares)							827,132
Shares issued (in shares)							3,101,745
Akkadian Partners Fund
Disclosure Of Description Of Business [Line Items]
Percentage of Company's share capital								5.06%
Percentage of Company's voting rights								4.83%